Shareholder Report, Average Annual Return (Details)	12 Months Ended	58 Months Ended
	Apr. 30, 2025	Apr. 30, 2025
C000196833
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Toews Agility Shares Dynamic Tactical Income ETF
C000196860
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Toews Agility Shares Managed Risk ETF
Without Sales Load [Member] | C000196833
Average Annual Return [Line Items]
Average Annual Return, Percent	4.04%	1.45%
Without Sales Load [Member] | C000196860
Average Annual Return [Line Items]
Average Annual Return, Percent	7.98%	9.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	8.02%	(0.87%)
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	12.10%	14.95%
ICE BofA High Yield U.S. Corporates Cash Pay
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA High Yield U.S. Corporates Cash Pay Index
Average Annual Return, Percent	8.69%	5.23%
CBOE S&P 500 BUYWRITE INDEX - BXM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CBOE S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> BuyWrite Index
Average Annual Return, Percent	9.50%	10.07%